Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Goodwill and Intangible Assets

UNAMORTIZED INTANGIBLES	2014	2013
Goodwill
Carrying amount at beginning of year	$1,610.1	$1,610.8
Acquisitions and purchase price adjustments	—	—
Translation differences	(16.1)	(0.7)
Carrying amount at end of year	$1,594.0	$1,610.1

AMORTIZED INTANGIBLES	2014	2013
Gross carrying amount	$394.6	$398.9
Accumulated amortization	(327.4)	(321.6)
Carrying value	$67.2	$77.3